Expense Example - FidelityCaliforniaMunicipalMoneyMarketFund-InstitutionalPRO - FidelityCaliforniaMunicipalMoneyMarketFund-InstitutionalPRO - Fidelity California Municipal Money Market Fund - Fidelity California Municipal Money Market Fund - Institutional Class
Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 20
3 years	64
5 years	113
10 years	$ 255